INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 29, 2018	Dec. 30, 2017
Deferred Tax Assets
Employee benefits	$ 20,914	$ 17,048
Net operating loss carryforwards	6,520	8,592
Foreign subsidiary capital loss carryforward	504	546
Other tax credits	586	709
Inventory	1,090	358
Reserves on receivables	802	714
Accrued expenses	1,593	2,060
Other, net	2,785	1,879
Gross deferred income tax assets	34,794	31,906
Valuation allowance	(2,707)	(4,706)
Deferred income tax assets	32,087	27,200
Deferred Tax Liabilities
Depreciation	(24,881)	(19,992)
Intangibles	(20,225)	(19,422)
Deferred income tax liabilities	(45,106)	(39,414)
Net deferred income tax liability	$ (13,019)	$ (12,214)